RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS
Schedule of sales to related parties

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Chaorisky Solar and its subsidiaries	—	—	—
RisenSky Solar and its subsidiaries	323	254	277
China New Era	—	—	—
Oky Solar Holdings and its subsidiaries	4,119	525	—
Sky Global Solar S.A.	8	9	9

	4,450	788	286

Schedule of remuneration of directors and other members of key management

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Short-term benefits	2,413	1,630	2,049
Retirement benefit scheme contributions	121	99	149
Share-based payment expense	104	646	112

	2,638	2,375	2,310

Schedule of interest charged by the related parties

	Year ended December 31,
	2015	2016	2017
	Thousand USD	Thousand USD	Thousand USD
Beijing Sky Solar Investment Management Co., Ltd.	165	—	—

Sky Solar New Energy Investment Limited	592	—	—
Sky Solar (Hong Kong) International Co., Ltd.	134	292	—

	891	292	—